Cover	9 Months Ended
Apr. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	MAG MILE CAPITAL, INC.
Entity Central Index Key	0001879293
Entity Tax Identification Number	87-1614433
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	1141 W. Randolph St.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(312)
Local Phone Number	642-0100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1141 W. Randolph St.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
Contact Personnel Name	Rushi Shah